LOANS AND NOTES PAYABLE	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Debt Instrument [Line Items]
LOANS AND NOTES PAYABLE	LOANS AND NOTES PAYABLE
Loans Payable
In the ordinary course of business the Company may borrow fiat currency, such as US dollars, to facilitate digital asset trading and lending activity. For the majority of these loans, there is no set repayment term and the Company can prepay without penalty.

(in thousands)	March 31, 2025	December 31, 2024
Loans payable	$345,249	$510,718
For the three months ended March 31, 2025 and 2024, interest expense related to the Company’s Loans payable were $3.6 million and $2.5 million, respectively.
Assets Posted as Collateral Associated with Loans Payable

(in thousands)	March 31, 2025	December 31, 2024
Assets posted as collateral - Digital intangible assets	$200,679	$194,306
Less: Allowance for credit losses	(633)	(554)
Assets posted as collateral associated with digital asset loans payable	$200,046	$193,752
Notes Payable
GDH LP issued $500 million, aggregate principal amount, of 3.00% exchangeable senior notes (the “2026 Exchangeable Notes”) on December 9, 2021 and $402.5 million, aggregate principal amount, of 2.500% exchangeable senior notes on November 25, 2024 (the “2029 Exchangeable Notes” and, together with the 2026 Exchangeable Notes, the “Exchangeable Notes”). Outstanding 2026 Exchangeable Notes and 2029 Exchangeable Notes will mature and the aggregate principal amount is due in 2026 and 2029, respectively, unless earlier exchanged, redeemed or repurchased. Interest on the Exchangeable Notes is payable semi-annually. There were no origination discounts or premiums associated with the notes. The 2026 Exchangeable Notes had an initial exchange rate of 7,498.2210 ordinary shares per US$250,000 principal amount and the 2029 Exchangeable Notes had an initial exchange rate of 10,497.5856 ordinary shares per US$250,000 principal amount. All Exchangeable Notes issued are subject to certain selling and transfer restrictions set forth in each investor’s note purchase agreement and as set forth in the indenture that governs the Exchangeable Notes.
The Company determined that the conversion features represent derivative financial instruments embedded in the Exchangeable Notes. The conversion feature was recorded at fair value as a discount to the value of the Exchangeable Notes as of inception date. Accordingly, the Company recorded an aggregate discount of $71.0 million and $94.0 million for the fair value of the derivative liability at inception of the 2026 Exchangeable Notes and the 2029 Exchangeable Notes, respectively. The difference between the proceeds allocated to the convertible instrument at issuance and the fair value of the conversion feature was allocated to the host contract. The Exchangeable Notes and the associated derivative liability are shown as Notes payable in the Company’s condensed consolidated interim statements of financial position. The unamortized debt issuance cost as of March 31, 2025 and December 31, 2024 was $17.4 million and $18.5 million, respectively. As of March 31, 2025 and December 31, 2024, there was $847.5 million in principal outstanding of the Exchangeable Notes.
On initial recognition of the 2026 Exchangeable Notes and the 2029 Exchangeable Notes, debt issuance costs of $13.4 million and $13.6 million, respectively, were recognized as a reduction of Notes payable and are being expensed over the term of the debt. The interest expense from the Exchangeable Notes for the three months ended March 31, 2025 and 2024 was $14.1 million and $7.0 million, respectively, including coupon interest expense of $5.9 million and $3.3 million, respectively. The effective interest rates on the 2026 and 2029 Exchangeable Notes are 7.0% and 9.2%, respectively.
As of March 31, 2025, the Partnership’s notes payable repayment obligation is as follows:

(in thousands)	Amount Due
2025	$—
2026	445,000
2027	—
2028	—
2029	402,500
Total	$847,500
LOANS AND NOTES PAYABLE
Loans payable
In the ordinary course of business the Company may borrow fiat currency, such as US dollars, to facilitate digital asset trading and lending activity. For the majority of these loans, there is no set repayment term and the Company can prepay without penalty.

(in thousands)	December 31, 2024	December 31, 2023
Loans payable	$510,718	$93,069
For the years ended December 31, 2024, 2023, and 2022, interest expense related to the Company’s Loans payable were $11.5 million, $2.2 million, and $6.9 million, respectively.
Assets posted as collateral associated with loans payable

(in thousands)	December 31, 2024	December 31, 2023
Assets posted as collateral - Digital intangible assets	$194,306	$67,767
Less: Allowance for credit losses	(554)	—
Assets posted as collateral associated with digital asset loans payable	$193,752	$67,767
Notes payable
GDH LP issued $500 million, aggregate principal amount, of 3.00% exchangeable senior notes (the “2026 Exchangeable Notes”) on December 9, 2021 and $402.5 million, aggregate principal amount, of 2.500% exchangeable senior notes on November 25, 2024 (the “2029 Exchangeable Notes” and, together with the 2026 Exchangeable Notes, the “Exchangeable Notes”). Outstanding 2026 Exchangeable Notes and 2029 Exchangeable Notes will mature and the aggregate principal amount is due in 2026 and 2029, respectively, unless earlier exchanged, redeemed or repurchased. Interest on the Exchangeable Notes is payable semi-annually. There were no origination discounts or premiums associated with the notes. The 2026 Exchangeable Notes had an initial exchange rate of 7,498.2210 ordinary shares per US$250,000 principal amount and the 2029 Exchangeable Notes had an initial exchange rate of 10,497.5856 ordinary shares per US$250,000 principal amount. All Exchangeable Notes issued are subject to certain selling and transfer restrictions set forth in each investor’s note purchase agreement and as set forth in the indenture that governs the Exchangeable Notes.
The Company determined that the conversion features represent derivative financial instruments embedded in the Exchangeable Notes. The conversion feature was recorded at fair value as a discount to the value of the Exchangeable Notes as of inception date. Accordingly, the Company recorded an aggregate discount of $71.0 million and $94.0 million for the fair value of the derivative liability at inception of the 2026 Exchangeable Notes and the 2029 Exchangeable Notes, respectively. The difference between the proceeds allocated to the convertible instrument at issuance and the fair value of the conversion feature was allocated to the host contract. The Exchangeable Notes and the associated derivative liability are shown as Notes payable in the Company’s consolidated statements of financial position. The unamortized debt issuance cost as of December 31, 2024 and 2023 was $18.5 million and $7.5 million, respectively. As of December 31, 2024 and 2023 there was $847.5 million and $445.0 million in principal outstanding of the Exchangeable Notes, respectively.
On initial recognition of the 2026 Exchangeable Notes and the 2029 Exchangeable Notes, debt issuance costs of $13.4 million and $13.6 million, respectively, were recognized as a reduction of Notes payable and are being expensed over the term of the debt. The interest expense from the Exchangeable Notes for the years ended December 31, 2024, 2023, and 2022 was $30.8 million, $27.3 million and $37.0 million, respectively, including coupon interest expense of $14.3 million, $13.4 million and $14.9 million, respectively. The effective interest rates on the 2026 and 2029 Exchangeable Notes are 7.0% and 9.2%, respectively.
As of December 31, 2024, the Partnership's notes payable repayment obligation is as follows:

(in thousands)	Amount Due
2025	$—
2026	445,000
2027	—
2028	—
2029	402,500
Total	$847,500